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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                            Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Fundamental Growth Fund
          Schedule of Investments  6/30/07 (unaudited)

 Shares                                                          Value
          COMMON STOCKS - 98.1 %
          Energy - 4.2 %
          Integrated Oil & Gas - 2.9 %
     825  ConocoPhillips                                      $   64,763
     400  USX-Marathon Group, Inc.                                23,984
                                                              $   88,747
          Oil & Gas Equipment & Services - 1.3 %
     400  National-Oilwell Varco, Inc. *                      $   41,696
          Total Energy                                        $  130,443
          Materials - 1.7 %
          Gold - 1.2 %
   1,000  Newmont Mining Corp.                                $   39,060
          Industrial Gases - 0.5 %
     200  Praxair, Inc.                                       $   14,398
          Total Materials                                     $   53,458
          Capital Goods - 10.1 %
          Aerospace & Defense - 5.3 %
     700  Honeywell International, Inc.                       $   39,396
     320  L-3 Communications Holdings, Inc.                       31,165
     400  Northrop Grumman Corp.                                  31,148
     865  United Technologies Corp.                               61,354
                                                              $  163,063
          Industrial Conglomerates - 4.8 %
     715  3M Co.                                              $   62,055
   2,300  General Electric Co.                                    88,044
                                                              $  150,099
          Total Capital Goods                                 $  313,162
          Transportation - 1.1 %
          Air Freight & Couriers - 1.1 %
     450  United Parcel Service                               $   32,850
          Total Transportation                                $   32,850
          Consumer Durables & Apparel - 2.0 %
          Footwear - 2.0 %
   1,050  Nike, Inc.                                          $   61,205
          Total Consumer Durables & Apparel                   $   61,205
          Consumer Services - 3.4 %
          Casinos & Gaming - 2.3 %
   1,750  International Game Technology                       $   69,475
          Hotels, Resorts & Cruise Lines - 1.1 %
     725  Carnival Corp.                                      $   35,358
          Total Consumer Services                             $  104,833
          Media - 2.4 %
          Advertising - 0.9 %
     500  Omnicom Group                                       $   26,460
          Movies & Entertainment - 1.5 %
   1,095  Viacom, Inc. (Class B) *                            $   45,585
          Total Media                                         $   72,045
          Retailing - 4.7 %
          Apparel Retail - 4.7 %
     755  Abercrombie & Fitch Co.                             $   55,100
     900  Ross Stores, Inc.                                       27,720
   2,280  TJX Companies, Inc.                                     62,700
                                                              $  145,520
          Total Retailing                                     $  145,520
          Food & Drug Retailing - 3.2 %
          Drug Retail - 3.2 %
   2,720  CVS Corp.                                           $   99,144
          Total Food & Drug Retailing                         $   99,144
          Food, Beverage & Tobacco - 7.3 %
          Packaged Foods & Meats - 0.9 %
     500  William Wrigley Jr. Co.                             $   27,655
          Soft Drinks - 1.7 %
     800  PepsiCo, Inc.                                       $   51,880
          Tobacco - 4.7 %
     930  Altria Group, Inc.                                  $   65,230
   1,050  Loews Corp Carolina Group                               81,134
                                                              $  146,364
          Total Food, Beverage & Tobacco                      $  225,899
          Household & Personal Products - 3.8 %
          Household Products - 2.9 %
   1,480  Procter & Gamble Co.                                $   90,561
          Personal Products - 0.9 %
     600  Estee Lauder Co.                                    $   27,306
          Total Household & Personal Products                 $  117,867
          Health Care Equipment & Services - 6.2 %
          Health Care Distributors - 0.9 %
     400  Cardinal Health, Inc.                               $   28,256
          Health Care Equipment - 4.2 %
     900  Edwards Lifesciences Group *                        $   44,406
   1,625  Medtronic, Inc.                                         84,273
                                                              $  128,679
          Health Care Technology - 1.1 %
   1,040  IMS Health, Inc.                                    $   33,415
          Total Health Care Equipment & Services              $  190,350
          Pharmaceuticals & Biotechnology - 13.6 %
          Biotechnology - 2.6 %
   1,000  Cubist Pharmaceuticals, Inc. * (b)                  $   19,710
   1,230  Gilead Sciences, Inc. *                                 47,687
     465  Vertex Pharmaceuticals, Inc. *                          13,280
                                                              $   80,677
          Life Sciences Tools & Services - 2.4 %
   1,400  Thermo Fisher Scientific, Inc. *                    $   72,408
          Pharmaceuticals - 8.6 %
   1,425  Eli Lilly & Co.                                     $   79,629
   1,105  Johnson & Johnson                                       68,090
   1,903  Teva Pharmaceutical Industries, Ltd. (A.D.R.)           78,499
     700  Wyeth                                                   40,138
                                                              $  266,356
          Total Pharmaceuticals & Biotechnology               $  419,441
          Diversified Financials - 4.5 %
          Asset Management & Custody Banks - 1.6 %
     200  Franklin Resources, Inc.                            $   26,494
     250  Legg Mason, Inc.                                        24,595
                                                              $   51,089
          Consumer Finance - 2.0 %
   1,000  American Express Co.                                $   61,180
          Investment Banking & Brokerage - 0.9 %
     325  Merrill Lynch & Co., Inc.                           $   27,164
          Total Diversified Financials                        $  139,433
          Insurance - 2.3 %
          Property & Casualty Insurance - 2.3 %
      20  Berkshire Hathaway, Inc. (Class B) *                $   72,100
          Total Insurance                                     $   72,100
          Software & Services - 8.0 %
          Data Processing & Outsourced Services - 0.9 %
   1,300  Western Union Co.                                   $   27,079
          Internet Software & Services - 1.1 %
   1,300  Yahoo!, Inc. *                                      $   35,269
          Systems Software - 6.0 %
   1,709  Macrovision Corp. *                                 $   51,373
   4,540  Microsoft Corp.                                        133,794
                                                              $  185,167
          Total Software & Services                           $  247,515
          Technology Hardware & Equipment - 12.1 %
          Communications Equipment - 12.1 %
   4,750  Cisco Systems, Inc. *                               $  132,288
   3,375  Corning, Inc. *                                         86,231
   2,635  Juniper Networks, Inc. *                                66,323
   3,000  Motorola, Inc.                                          53,100
     800  Qualcomm, Inc.                                          34,712
                                                              $  372,654
          Total Technology Hardware & Equipment               $  372,654
          Semiconductors - 7.5 %
          Semiconductors - 7.5 %
   1,500  Infineon Technologies (A.D.R.) *                    $   24,795
   2,700  Intel Corp.                                             64,152
   3,100  Marvell Technology Group, Ltd. *                        56,451
   2,325  Texas Instruments, Inc.                                 87,490
                                                              $  232,888
          Total Semiconductors                                $  232,888
          TOTAL COMMON STOCKS
          (Cost  $2,676,100)                                  $3,030,807

          TEMPORARY CASH INVESTMENTS - 0.7 %
          Security Lending Collateral - 0.7 %
  20,939  Securities Lending Investment Fund, 5.28%           $   20,939
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $20,939)                                     $   20,939
          TOTAL INVESTMENT IN SECURITIES - 98.8 %
          (Cost  $2,697,039) (a)                              $3,051,746
          OTHER ASSETS AND LIABILITIES - 1.2 %                $  37,357
          TOTAL NET ASSETS - 100.0 %                          $3,089,103

(A.D.R.)  American Depositary Receipt

      *   Non-income producing security.

    (a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,708,708 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $ 388,619

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (45,581)

          Net unrealized gain                                 $ 343,038

    (b)   At June 30, 2007, the following security was out on loan:

 Shares                         Security                         Value
    990   Cubist Pharmaceuticals, Inc. *                      $  19,513



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.